Summary of Restricted Stock Awards and Restricted Stock Units (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units | Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares		104,100	255,000
Common stock issued upon satisfaction of service and market conditions		1	1
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares	1,343,250	1,603,899	1,613,000
Restricted Stock | Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares	202,000